Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: May 11, 2022

Payment Date	5/16/2022
Collection Period Start	4/1/2022
Collection Period End	4/30/2022
Interest Period Start	4/15/2022
Interest Period End	5/15/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$63,764,530.86	$15,799,761.85	$47,964,769.01	0.116987	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$231,294,530.86	$15,799,761.85	$215,494,769.01

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$238,447,789.02	$222,322,304.50	0.177858
YSOC Amount	$4,089,423.11	$3,763,700.44
Adjusted Pool Balance	$234,358,365.91	$218,558,604.06
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$63,764,530.86	2.51000%	30/360	$133,374.14
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$231,294,530.86			$504,461.80

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$238,447,789.02	$222,322,304.50
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$234,358,365.91	$218,558,604.06
Number of Receivable Outstanding	29,894	29,006
Weight Average Contract Rate	4.49%	4.50%
Weighted Average Remaining Term (months)	26	25

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$909,794.81
Principal Collections	$16,040,842.23
Liquidation Proceeds	$76,404.62
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,027,041.66
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,027,041.66

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$198,706.49	$198,706.49	$—	$—	$16,828,335.17
Interest - Class A-1 Notes	$—	$—	$—	$—	$16,828,335.17
Interest - Class A-2 Notes	$—	$—	$—	$—	$16,828,335.17
Interest - Class A-3 Notes	$133,374.14	$133,374.14	$—	$—	$16,694,961.03
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$16,429,105.03
First Allocation of Principal	$—	$—	$—	$—	$16,429,105.03
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$16,386,808.03
Second Allocation of Principal	$—	$—	$—	$—	$16,386,808.03
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$16,356,566.70
Third Allocation of Principal	$475,926.80	$475,926.80	$—	$—	$15,880,639.90
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,847,946.57
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,587,946.57
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,587,946.57
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$524,111.52
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$524,111.52
Remaining Funds to Certificates	$524,111.52	$524,111.52	$—	$—	$—
Total	$17,027,041.66	$17,027,041.66	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$4,089,423.11
Increase/(Decrease)	$(325,722.67)
Ending YSOC Amount	$3,763,700.44

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$234,358,365.91	$218,558,604.06
Note Balance	$231,294,530.86	$215,494,769.01
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	8	$84,642.29
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	72	$76,404.62
Monthly Net Losses (Liquidation Proceeds)			$8,237.67
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.38)%
Second Preceding Collection Period			(0.16)%
Preceding Collection Period			(0.09)%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			(0.15)%
Cumulative Net Losses for All Periods			$1,681,476.54
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	68	$670,001.42
60-89 Days Delinquent	0.07%	16	$163,219.09
90-119 Days Delinquent	0.02%	5	$45,693.50
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.40%	89	$878,914.01

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$27,530.88
Total Repossessed Inventory		3	$51,318.59

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		21	$208,912.59
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.11%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.24	0.11%	19	0.07%